Issued Capital - Summary of Capital Issued (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Capital and Reserve [Line Items]
Issued capital	$ 3,489,643	$ 3,472,029
Issued Capital [member]
Disclosure of Capital and Reserve [Line Items]
Issued capital	$ 3,489,643	$ 3,472,029